Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 215,836	$ 79,960
Accounts receivable, trade (less allowance for doubtful accounts of $3,092 and $8,321)	286,810	242,699
Amounts due from related parties, net	5,540	6,840
Program rights, net	235,171	186,475
Prepaid expenses and other current assets	67,370	42,950
Deferred tax asset, net	59,272	7,516
Total current assets	869,999	566,440
Property and equipment, net	63,814	68,977
Program rights, net	765,609	597,355
Amounts due from related parties, net	3,214	3,502
Note receivable from related party	0	16,832
Deferred tax asset, net	0	41,250
Deferred carriage fees, net	47,304	69,343
Amortizable intangible assets, net	285,773	364,882
Indefinite-lived intangible assets	19,900	19,900
Goodwill	83,173	83,173
Other assets	20,728	15,043
Deferred financing costs, net of accumulated amortization of $2,490 and $16,388	24,420	7,199
Total assets	2,183,934	1,853,896
Current Liabilities:
Accounts payable	61,605	46,459
Accrued liabilities:
Interest	31,254	20,046
Employee related costs	57,160	44,578
Deferred carriage fees payable	1,217	2,218
Other accrued expenses	10,168	23,888
Amounts due to related parties, net	5,336	10,678
Program rights obligations	146,339	116,190
Deferred revenue	23,853	17,859
Credit facility debt	5,950	50,000
Capital lease obligations	1,314	4,575
Total current liabilities	344,196	336,491
Program rights obligations	472,690	338,635
Senior notes	686,434	299,552
Senior subordinated notes	0	324,071
Credit facility debt	1,598,896	425,000
Capital lease obligations	14,363	15,677
Deferred tax liability, net	51,905	0
Other liabilities	52,445	89,639
Total liabilities	3,220,929	1,829,065
Commitments and contingencies
Stockholders' (deficiency) equity:
Preferred stock, $0.01 par value, 45,000,000 shares authorized; none issued	0	0
Paid-in capital	5,942	181,724
Accumulated deficit	(1,029,954)	(156,893)
Treasury stock, at cost (194,060 shares Class A common stock)	(1,677)	0
Accumulated other comprehensive loss	(12,027)	0
Total stockholders' (deficiency) equity	(1,036,995)	24,831
Total liabilities and stockholders' (deficiency) equity	2,183,934	1,853,896
Class A Common Stock [Member]
Stockholders' (deficiency) equity:
Common stock	586	0
Class B Common Stock [Member]
Stockholders' (deficiency) equity:
Common stock	$ 135	$ 0